Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Profit or Loss and Comprehensive Income
Other income	€ 1,933,000	€ 5,761,000	€ 1,495,000
Research and development costs	(46,491,000)	(29,514,000)	(31,153,000)
General and administrative costs	(12,887,000)	(12,540,000)	(10,840,000)
Total operating costs	(59,378,000)	(42,054,000)	(41,993,000)
Operating result	(57,445,000)	(36,293,000)	(40,498,000)
Financial income and expense	402,000	(792,000)	(3,175,000)
Results related to associates	429,000
Result before corporate income taxes	(56,614,000)	(37,085,000)	(43,673,000)
Corporate income taxes	(132,000)	(1,000)	(2,000)
Result for the year	(56,746,000)	(37,086,000)	(43,675,000)
Items that are or may be reclassified to profit or loss
Foreign operations – foreign currency translation differences	43,000	(28,000)	151,000
Total comprehensive loss	(56,703,000)	(37,114,000)	(43,524,000)
Result attributable to
Owners of the Company	(56,480,000)	(36,894,000)	(43,637,000)
Non-controlling interests	(266,000)	(192,000)	(38,000)
Result for the year	€ (56,746,000)	€ (37,086,000)	€ (43,675,000)
Share information
Weighted average number of shares outstanding	41,037,244	34,052,520	25,374,807
Earnings per share for result attributable to the equity holders of the Company (expressed in Euro per share)
Basic and diluted loss per share	€ (1.38)	€ (1.08)	€ (1.72)